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vedderprice.com
June 29, 2021
Deborah Bielicke Eades
Shareholder
+1 312 609 7661
deades@vedderprice.com

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Nuveen Multi-Asset Income Fund (the “Registrant”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-256163

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganizations of Nuveen Diversified Dividend and Income Fund, Nuveen Tax-Advantaged Total Return Strategy Fund and Nuveen Tax-Advantaged Dividend Growth Fund (the “Target Funds”) into the Registrant (the “Transaction”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on May 14, 2021 relating to the issuance of common shares in connection with the Transaction (the “Registration Statement”) in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on June 16 and 17, 2021 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated June 29, 2021). The Amendment is also being filed for the purpose of providing certain additional information required by Form N-14 and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours, /s/ Deborah Bielicke Eades Deborah Bielicke Eades Shareholder

DBE/Enclosures

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Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.